Business Combination (Details) - USD ($) $ / shares in Units, $ in Thousands		5 Months Ended	12 Months Ended
	Jul. 20, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Reverse Recapitalization [Line Items]
Aggregate value of consideration paid to Members in Business Combination	$ 806,500
Payments for reverse recapitalization	91,600		$ 91,646	$ 0	$ 0
Direct and incremental costs incurred in connection with the business combination	30,600
Business combination costs recorded as reduction of additional-paid in capital	21,600		$ (78,468)	$ 0	$ 0
Prepaid expense	800
Professional fees	$ 8,200
Percent of tax benefits with provided payment	0.90
Deferred tax asset recognized in business combination	$ 24,300
Class A Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization (in shares)	12,977,690
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued (in shares)	12,977,690	13,631,484	13,631,484
Common stock, shares, outstanding (in shares)	12,977,690	13,631,484	13,631,484
Conversion of stock (in shares)	3,443,750
Unit conversion (in shares)		161,767
Class A Common Stock | OppFi Units Conversion
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, issued (in shares)	13,464,542
Common stock, shares, outstanding (in shares)	13,464,542
Unit conversion (in shares)	486,852
Class B Common Stock
Schedule Of Reverse Recapitalization [Line Items]
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares, issued (in shares)		0	0
Common stock, shares, outstanding (in shares)		0	0
Class V Voting Stock
Schedule Of Reverse Recapitalization [Line Items]
Reverse recapitalization (in shares)	96,987,093
Common stock, par or stated value per share (in dollars per share)		$ 0.0001	$ 0.0001
Stock issued to shareholders (in shares)	96,987,093
Common stock, shares, issued (in shares)		96,338,474	96,338,474
Common stock, shares, outstanding (in shares)		96,338,474	96,338,474
Stock subject to restrictions (in shares)	25,500,000
Earnout Units
Schedule Of Reverse Recapitalization [Line Items]
Stock subject to restrictions (in shares)	25,500,000
Existing Equity Holders
Schedule Of Reverse Recapitalization [Line Items]
Ownership interest retained	88.20%	87.60%	87.60%